Fresh Start Accounting - Reorganization Adjustments, Fresh Start adjustments (Details) - USD ($) $ in Millions		2 Months Ended	7 Months Ended	9 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021
Reorganization, Chapter 11 [Line Items]
Total Fresh start adjustments		$ (266)	$ 0	$ 0
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Record fair value adjustment for favorable drilling and management service contracts	$ 68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)	(22)
Change in other current assets	31
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	279	279
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	(4)
Change in other non-current assets	29
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)
Change in other current liabilities	17
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)
Change in other non-current liabilities	63
Total Fresh start adjustments	242
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1
Increase Decrease Deferred Tax Liabilities Write Off Of Balances	1
Reorganization, Chapter 11, Fresh-Start Adjustment [Member] | Paratus Formerly NSNCo [Member]
Reorganization, Chapter 11 [Line Items]
Fair value adjustment, investments	14
Reorganization, Chapter 11, Fresh-Start Adjustment [Member] | Sonadrill [Member]
Reorganization, Chapter 11 [Line Items]
Fair value adjustment, investments	3
Reorganization, Chapter 11, Fresh-Start Adjustment [Member] | Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Change in other current assets	20
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	316	316
Change in other non-current assets	26
Total Fresh start adjustments	266
Reorganization, Chapter 11, Fresh-Start Adjustment [Member] | Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Change in other current assets	11
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(37)	$ (37)
Change in other non-current assets	3
Total Fresh start adjustments	$ (24)